Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income
(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Financial assets at FVTPL	45,803	106,698	192,094
Financial assets at FVTOCI	381,814	632,615	999,407
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	46,600	244,331	543,789
Interest on loans	9,065,074	13,109,022	18,042,706
Interest of other receivables	30,538	46,637	81,045

Sub-total	9,142,212	13,399,990	18,667,540

Securities at amortized cost	324,920	515,246	782,513

Sub-total	9,467,132	13,915,236	19,450,053

Total	9,894,749	14,654,549	20,641,554

Summary of Interest Expense
(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Interest on deposits due to customers	1,906,858	4,120,811	8,738,249
Interest on borrowings	219,994	598,185	1,294,710
Interest on debentures	727,093	1,036,191	1,507,108
Other interest expense	47,647	195,090	348,588
Interest on lease liabilities	7,436	7,693	10,359

Total	2,909,028	5,957,970	11,899,014